Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Components of Accumulated Other Comprehensive Loss
The components of accumulated other comprehensive loss are as follows (dollars in millions):

	Unrealized Gains (Losses) on Available- for-Sale Securities	Foreign Currency Translation Adjustments	Defined Benefit Plans	Change in Fair Value of Derivative Instruments	Total
Balances at December 31, 2019	$14	$(283)	$(187)	$(4)	$(460)
Unrealized gains on available-for-sale securities, net of $3 of income taxes	11				11
Foreign currency translation adjustments, net of $6 of income taxes		12			12
Defined benefit plans, net of $16 income tax benefit			(55)		(55)
Change in fair value of derivative instruments, net of $15 income tax benefit				(51)	(51)
Expense reclassified into operations from other comprehensive income, net of $6 and $5 of income tax benefits, respectively			22	19	41

Balances at December 31, 2020	25	(271)	(220)	(36)	(502)
Unrealized losses on available-for-sale securities, net of $3 income tax benefit	(13)				(13)
Foreign currency translation adjustments, net of $2 income tax benefit		(7)			(7)
Defined benefit plans, net of $20 of income taxes			67		67
Change in fair value of derivative instruments				1	1
Expense reclassified into operations from other comprehensive income, net of $7 and $8 income tax benefits, respectively			21	29	50

Balances at December 31, 2021	12	(278)	(132)	(6)	(404)
Unrealized losses on available-for-sale securities, net of $12 income tax benefit	(43)				(43)
Foreign currency translation adjustments, net of $16 income tax benefit		(95)			(95)
Defined benefit plans, net of $11 of income taxes			38		38
Change in fair value of derivative instruments, net of $1 of income taxes				5	5
Expense reclassified into operations from other comprehensive income, net of none, $2 and $1 income tax benefits, respectively	1		7	1	9

Balances at December 31, 2022	$(30)	$(373)	$(87)	$—	$(490)